CONSOLIDATED STATEMENTS OF INCOME - USD ($) shares in Millions, $ in Millions	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Net Operating Revenues	$ 47,061	$ 45,754	$ 43,004
Cost of goods sold	18,324	18,520	18,000
Gross Profit	28,737	27,234	25,004
Selling, general and administrative expenses	14,582	13,972	12,880
Other operating charges	4,163	1,951	1,215
Operating Income	9,992	11,311	10,909
Interest income	988	907	449
Interest expense	1,656	1,527	882
Equity income (loss) — net	1,770	1,691	1,472
Other income (loss) — net	1,992	570	(262)
Income Before Income Taxes	13,086	12,952	11,686
Income taxes	2,437	2,249	2,115
Consolidated Net Income	10,649	10,703	9,571
Net Income (Loss) Attributable to Noncontrolling Interest	18	(11)	29
Net Income Attributable to Shareowners of The Coca-Cola Company	$ 10,631	$ 10,714	$ 9,542
Basic Net Income Per Share1	$ 2.47	$ 2.48	$ 2.20
Diluted Net Income Per Share1	$ 2.46	$ 2.47	$ 2.19
Average Shares Outstanding — Basic	4,309	4,323	4,328
Effect of dilutive securities	11	16	22
Average Shares Outstanding — Diluted	4,320	4,339	4,350